Financial instruments - Fair values and risk management - Maturity profile (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 7,147.2	€ 6,915.6	€ 8,363.0
Cash Flow Hedges
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss		€ (171.8)	€ (407.2)
Cash Flow Hedges | Cross currency interest rate swap contract
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	€ 0.0
Secured debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.43%	2.47%	2.48%
Financial liabilities	€ 127.1	€ 187.5	€ 256.5
Secured debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	62.9	63.5	63.8
Secured debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	52.2	61.4	65.4
Secured debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 12.0	51.3	63.0
Secured debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 11.3	52.2
Secured debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			€ 12.1
Secured debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.14%	0.70%	0.58%
Financial liabilities	€ 20.7	€ 65.7	€ 171.6
Secured debt | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 20.7	45.0	105.9
Secured debt | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 20.7	45.0
Secured debt | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			€ 20.7
Unsecured debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.31%	1.46%	1.32%
Financial liabilities	€ 4,041.3	€ 4,240.5	€ 2,608.6
Unsecured debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,140.9	1,617.4	34.0
Unsecured debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	807.7	916.2	876.9
Unsecured debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	47.8	808.9	877.5
Unsecured debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	847.0	49.0	770.2
Unsecured debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,197.9	849.0	50.0
Unsecured debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.75%
Financial liabilities	€ 750.0	750.0	750.0
Unsecured debt | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	750.0
Unsecured debt | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 750.0
Unsecured debt | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			€ 750.0
Promissory notes | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 226.0
Debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.35%	1.50%	1.42%
Financial liabilities	€ 4,168.4	€ 4,428.0	€ 2,865.1
Debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,203.8	1,680.9	97.8
Debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	859.9	977.6	942.3
Debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	59.8	860.2	940.5
Debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	847.0	60.3	822.4
Debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,197.9	849.0	€ 62.1
Finance leases | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate			2.51%
Financial liabilities			€ 116.0
Finance leases | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			€ 116.0
Finance leases | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate			1.19%
Financial liabilities			€ 62.6
Finance leases | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			62.6
Lease liabilities - right of use
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 138.3	€ 183.1	€ 245.9
Lease liabilities - right of use | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.33%	2.39%	2.47%
Financial liabilities	€ 138.3	€ 183.1	€ 245.9
Lease liabilities - right of use | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	56.9	52.5	75.0
Lease liabilities - right of use | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	51.0	53.8	51.6
Lease liabilities - right of use | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	26.2	48.1	52.1
Lease liabilities - right of use | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	3.1	24.8	46.0
Lease liabilities - right of use | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1.1	3.9	21.2
Total fixed rate debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	4,306.7	4,611.1	3,227.0
Total fixed rate debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,260.7	1,733.4	288.8
Total fixed rate debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	910.9	1,031.4	993.9
Total fixed rate debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	86.0	908.3	992.6
Total fixed rate debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	850.1	85.1	868.4
Total fixed rate debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,199.0	€ 852.9	€ 83.3
Total floating rate debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.73%	0.70%	0.62%
Financial liabilities	€ 770.7	€ 815.7	€ 984.2
Total floating rate debt | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	20.7	45.0	168.5
Total floating rate debt | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		20.7	45.0
Total floating rate debt | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	750.0		20.7
Total floating rate debt | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		750.0
Total floating rate debt | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			750.0
Total financial liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	5,077.4	5,426.8	4,211.2
Total financial liabilities | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,281.4	1,778.4	457.3
Total financial liabilities | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	910.9	1,052.1	1,038.9
Total financial liabilities | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	836.0	908.3	1,013.3
Total financial liabilities | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	850.1	835.1	868.4
Total financial liabilities | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,199.0	€ 852.9	€ 833.3